Calvert
Emerging Markets Advancement Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Cyprus — 2.8%
Bank of Cyprus Holdings PLC	600,026	$ 2,537,166
		$ 2,537,166
Georgia — 3.6%
Bank of Georgia Group PLC	19,296	$ 981,670
Georgia Capital PLC(1)	90,453	1,117,048
TBC Bank Group PLC	35,854	1,162,621
		$ 3,261,339
Greece — 17.0%
Alpha Services and Holdings SA(1)	878,746	$1,430,339
Athens Water Supply & Sewage Co. SA	59,339	347,589
Eurobank Ergasias Services & Holdings SA, Class A(1)	1,163,128	2,522,233
GEK TERNA SA	43,788	774,077
Hellenic Telecommunications Organization SA	101,693	1,461,710
JUMBO SA	55,365	1,587,819
LAMDA Development SA(1)	67,219	484,071
National Bank of Greece SA(1)	297,869	2,474,805
Piraeus Financial Holdings SA(1)	416,407	1,515,325
Public Power Corp. SA(1)	160,440	1,929,751
Terna Energy SA(1)	41,170	860,131
		$15,387,850
India — 12.9%
Aarti Industries Ltd.	4,236	$34,848
Aarti Pharmalabs Ltd.	932	6,808
Angel One Ltd.	200	6,248
Apollo Hospitals Enterprise Ltd.	1,998	147,991
Ashok Leyland Ltd.	30,101	87,118
Asian Paints Ltd.	6,467	225,751
AU Small Finance Bank Ltd.(2)	5,029	40,375
Avenue Supermarts Ltd.(1)(2)	3,975	224,661
Axis Bank Ltd.	28,010	424,000
Bajaj Finance Ltd.	1,200	102,317
Bajaj Finserv Ltd.	2,300	43,823
Bandhan Bank Ltd.(2)	11,793	28,828
Bank of Baroda	15,482	50,954
Bank of India	5,600	8,106
Bharti Airtel Ltd.	30,836	535,336
Biocon Ltd.	11,674	49,192
Britannia Industries Ltd.(1)	2,374	155,114
BSE Ltd.	400	12,326
Central Depository Services India Ltd.(3)	300	8,633
CG Power & Industrial Solutions Ltd.	5,600	47,207
Cipla Ltd.	8,710	154,576
Coforge Ltd.	2,193	141,991
Crompton Greaves Consumer Electricals Ltd.	18,918	91,953
Dabur India Ltd.	4,163	29,930
Dixon Technologies India Ltd.(3)	781	111,968
DLF Ltd.	19,843	195,608
Security	Shares	Value
India (continued)
Dr. Lal PathLabs Ltd.(2)	878	$ 29,337
Embassy Office Parks REIT	20,528	87,484
Exide Industries Ltd.	2,700	18,257
Federal Bank Ltd.	23,934	50,921
FSN E-Commerce Ventures Ltd.(1)	20,253	42,663
GMR Airports Infrastructure Ltd.(1)	21,700	25,012
Godrej Consumer Products Ltd.	2,487	40,895
Godrej Properties Ltd.(1)	1,000	38,260
Havells India Ltd.	3,343	72,918
HCL Technologies Ltd.	14,578	254,759
HDFC Bank Ltd.	55,104	1,113,574
HDFC Life Insurance Co. Ltd.(2)	5,700	40,630
Hero MotoCorp Ltd.	3,715	248,558
Hindustan Unilever Ltd.	10,966	324,105
ICICI Bank Ltd.	55,424	796,177
IDFC First Bank Ltd.(1)	61,395	60,448
Indian Hotels Co. Ltd.	19,930	148,609
Indian Railway Catering & Tourism Corp. Ltd.	13,222	156,714
Indian Renewable Energy Development Agency Ltd.(1)	3,900	8,892
Indus Towers Ltd.(1)	18,453	83,085
IndusInd Bank Ltd.	10,273	180,131
Info Edge India Ltd.	924	75,271
IRB Infrastructure Developers Ltd.	15,600	12,104
IRCON International Ltd.(2)	3,000	9,673
Kotak Mahindra Bank Ltd.	13,111	282,746
KPIT Technologies Ltd.	5,354	104,709
Laurus Labs Ltd.(2)	5,460	27,817
LTIMindtree Ltd.(2)	3,349	215,547
MakeMyTrip Ltd.(1)	857	72,074
Marico Ltd.	1,455	10,713
Maruti Suzuki India Ltd.	1,706	245,795
Max Healthcare Institute Ltd.	11,179	126,323
Mphasis Ltd.	1,045	30,730
Multi Commodity Exchange of India Ltd.	200	9,403
NBCC India Ltd.	6,400	12,017
Nestle India Ltd.	6,400	195,550
One 97 Communications Ltd.(1)	2,200	10,575
Patanjali Foods Ltd.	2,007	38,340
PB Fintech Ltd.(1)	2,200	36,796
Persistent Systems Ltd.	2,896	148,217
Punjab National Bank	41,181	60,681
REC Ltd.	7,300	45,969
Shriram Finance Ltd.	2,000	70,058
Siemens Ltd.	2,483	229,299
Sona BLW Precision Forgings Ltd.(2)	3,300	25,306
State Bank of India	26,530	269,479
Sterling & Wilson Renewable(1)(3)	1,000	8,571
Suzlon Energy Ltd.(1)	67,500	42,598
Tata Consultancy Services Ltd.	11,034	515,777
Tata Elxsi Ltd.	687	57,576
Tata Motors Ltd.	25,240	298,902

Calvert
Emerging Markets Advancement Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Tata Power Co. Ltd.(1)	35,856	$ 189,373
Tata Teleservices Maharashtra Ltd.(1)	10,694	9,960
Tech Mahindra Ltd.	14,419	246,404
Titan Co. Ltd.	5,583	227,441
Trent Ltd.	2,414	158,265
TVS Motor Co. Ltd.	1,933	54,629
Union Bank of India Ltd.	9,300	15,249
Vodafone Idea Ltd.(1)	256,518	54,939
Voltas Ltd.	2,965	52,421
Wipro Ltd.	37,112	228,634
WNS Holdings Ltd.(1)	586	30,765
Yes Bank Ltd.(1)	429,324	122,073
Zee Entertainment Enterprises Ltd.(1)	11,487	20,833
Zomato Ltd.(1)	100,008	239,087
		$11,725,780
Poland — 11.8%
Allegro.eu SA(1)(2)	75,756	$708,009
Bank Millennium SA(1)	81,000	188,480
Bank Polska Kasa Opieki SA	25,621	1,066,064
Budimex SA	1,964	339,819
CCC SA(1)	6,000	183,328
CD Projekt SA	11,282	389,159
Cyfrowy Polsat SA(1)	56,511	169,678
Dino Polska SA(1)(2)	6,968	702,167
Inter Cars SA	1,484	204,670
KGHM Polska Miedz SA	39,500	1,465,527
KRUK SA	2,571	295,149
LPP SA	149	631,926
mBank SA(1)	1,998	314,836
Orange Polska SA	123,067	238,577
PGE Polska Grupa Energetyczna SA(1)	138,393	246,868
Powszechna Kasa Oszczednosci Bank Polski SA	119,387	1,862,474
Powszechny Zaklad Ubezpieczen SA	83,939	1,071,666
Santander Bank Polska SA	4,497	602,686
		$10,681,083
Slovenia — 2.3%
Nova Ljubljanska Banka DD GDR(3)	80,100	$2,128,571
		$2,128,571
South Korea — 11.3%
AMOREPACIFIC Corp.	1,021	$123,593
AMOREPACIFIC Group	762	17,822
CJ CheilJedang Corp.	238	66,409
Coway Co. Ltd.	1,541	71,430
DB HiTek Co. Ltd.	800	28,218
Doosan Enerbility Co. Ltd.(1)	11,479	166,879
Hana Financial Group, Inc.	4,641	204,111
Hanmi Pharm Co. Ltd.	358	70,084
Hanon Systems	4,247	14,519
Security	Shares	Value
South Korea (continued)
HMM Co. Ltd.	11,375	$ 162,067
Hotel Shilla Co. Ltd.	887	34,405
Hyundai Glovis Co. Ltd.	531	84,224
Hyundai Marine & Fire Insurance Co. Ltd.	1,826	45,632
Hyundai Mobis Co. Ltd.	835	151,697
Hyundai Motor Co.	2,183	465,542
Kakao Corp.	4,161	121,907
Kakao Games Corp.(1)	1,157	17,132
Kakaopay Corp.(1)	451	8,748
KB Financial Group, Inc.	5,402	307,267
Kia Corp.	3,288	307,662
Korea Investment Holdings Co. Ltd.	1,386	70,073
Krafton, Inc.(1)	332	67,535
KT Corp.	3,811	103,283
L&F Co. Ltd.(1)	935	91,223
LG Chem Ltd.	945	235,489
LG Display Co. Ltd.(1)	8,119	67,469
LG Electronics, Inc.	1,441	115,489
LG H&H Co. Ltd.	296	73,931
LG Innotek Co. Ltd.	375	73,674
Meritz Financial Group, Inc.	1,577	90,295
Mirae Asset Securities Co. Ltd.	8,724	46,146
NAVER Corp.	2,304	277,249
Netmarble Corp.(1)(2)	576	22,325
NH Investment & Securities Co. Ltd.	3,800	34,905
POSCO Holdings, Inc.	1,079	282,420
Samsung C&T Corp.	1,681	172,513
Samsung Electro-Mechanics Co. Ltd.	709	80,841
Samsung Electronics Co. Ltd.	60,729	3,574,131
Samsung Heavy Industries Co. Ltd.(1)	17,887	121,317
Samsung SDS Co. Ltd.	1,109	119,037
Samsung Securities Co. Ltd.	1,918	55,210
SD Biosensor, Inc.(1)	1,600	11,408
Shinhan Financial Group Co. Ltd.	6,503	226,707
SK Biopharmaceuticals Co. Ltd.(1)	1,616	90,544
SK Bioscience Co. Ltd.(1)	1,443	54,904
SK Hynix, Inc.	6,940	1,177,777
SK IE Technology Co. Ltd.(1)(2)	871	27,743
SK Square Co. Ltd.(1)	1,299	93,740
SK Telecom Co. Ltd.	1,625	60,673
Woori Financial Group, Inc.	15,348	163,761
Yuhan Corp.	1,409	82,471
		$10,233,631
Taiwan — 20.4%
Accton Technology Corp.	10,000	$170,195
Acer, Inc.	85,000	122,440
Advantech Co. Ltd.	10,000	113,848
Airtac International Group	4,000	121,409
ASE Technology Holding Co. Ltd.	80,000	414,425
Asia Vital Components Co. Ltd.	6,000	140,496

Calvert
Emerging Markets Advancement Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
AUO Corp.	220,000	$ 120,308
Catcher Technology Co. Ltd.	19,000	135,726
Cathay Financial Holding Co. Ltd.(1)	243,000	441,307
Chailease Holding Co. Ltd.	28,000	132,160
Chroma ATE, Inc.	14,000	136,887
Chunghwa Telecom Co. Ltd.(1)	80,000	309,991
Compal Electronics, Inc.	118,000	125,788
CTBC Financial Holding Co. Ltd.	456,000	531,734
Delta Electronics, Inc.	41,000	489,027
E Ink Holdings, Inc.	21,000	162,601
Elite Material Co. Ltd.	8,000	116,619
Evergreen Marine Corp. Taiwan Ltd.	18,000	107,045
Far Eastern New Century Corp.	115,000	124,982
Far EasTone Telecommunications Co. Ltd.	50,000	129,647
First Financial Holding Co. Ltd.	203,000	175,869
Fubon Financial Holding Co. Ltd.	186,000	454,247
Gigabyte Technology Co. Ltd.	14,000	131,052
Globalwafers Co. Ltd.	7,000	115,911
Hiwin Technologies Corp.	18,000	117,849
Hotai Motor Co. Ltd.	4,000	76,665
Hua Nan Financial Holdings Co. Ltd.	157,000	127,674
Innolux Corp.	289,000	127,507
Inventec Corp.	79,000	135,144
Lite-On Technology Corp.	40,000	129,940
MediaTek, Inc.	22,000	947,504
Mega Financial Holding Co. Ltd.	187,000	232,776
Micro-Star International Co. Ltd.	22,000	120,400
Novatek Microelectronics Corp.	10,000	186,498
President Chain Store Corp.	15,000	126,424
Quanta Computer, Inc.	67,000	640,496
Realtek Semiconductor Corp.	10,000	167,812
Shanghai Commercial & Savings Bank Ltd.	86,000	122,208
Shin Kong Financial Holding Co. Ltd.(1)	435,000	131,823
Sino-American Silicon Products, Inc.	18,000	120,231
SinoPac Financial Holdings Co. Ltd.	204,000	160,034
Taishin Financial Holding Co. Ltd.	256,000	148,821
Taiwan Mobile Co. Ltd.	37,000	122,016
Taiwan Semiconductor Manufacturing Co. Ltd.	257,000	7,614,296
Tatung Co. Ltd.(1)	77,000	135,035
TCC Group Holdings	197,000	207,629
Teco Electric & Machinery Co. Ltd.	74,000	121,824
Unimicron Technology Corp.	22,000	121,718
Uni-President Enterprises Corp.	74,000	185,448
United Microelectronics Corp.(1)	308,000	532,697
Walsin Lihwa Corp.	118,000	128,975
WPG Holdings Ltd.	50,000	138,280
Yageo Corp.	6,000	134,773
Yuanta Financial Holding Co. Ltd.	196,000	193,294
		$18,479,505
Security	Shares	Value
Turkey — 4.8%
Akbank TAS	406,255	$ 794,862
Coca-Cola Icecek AS	9,421	238,313
Ford Otomotiv Sanayi AS	19,178	662,306
Haci Omer Sabanci Holding AS	173,994	514,085
Hektas Ticaret TAS(1)	277,749	108,399
Turkcell Iletisim Hizmetleri AS	156,841	483,671
Turkiye Is Bankasi AS, Class C	1,205,865	585,591
Turkiye Sise ve Cam Fabrikalari AS	359,956	551,956
Yapi ve Kredi Bankasi AS	357,339	369,832
		$4,309,015
United Arab Emirates — 7.6%
Abu Dhabi Commercial Bank PJSC	283,856	$618,396
Aldar Properties PJSC	1,399,268	2,384,991
Dubai Financial Market PJSC	188,038	64,875
Dubai Islamic Bank PJSC	116,847	182,625
Emirates Integrated Telecommunications Co. PJSC	116,505	180,472
Emirates Telecommunications Group Co. PJSC	515,870	2,258,896
Fertiglobe PLC	90,265	59,172
First Abu Dhabi Bank PJSC	334,719	1,134,695
		$6,884,122
United Kingdom — 0.1%
Pepco Group NV(1)(3)	20,032	$103,775
		$103,775
Vietnam — 2.9%
Digiworld Corp.	290,200	$695,573
FPT Corp.	319,920	1,637,388
Gemadept Corp.	91,800	298,632
		$2,631,593
Total Common Stocks (identified cost $68,755,307)		$88,363,430

Short-Term Investments — 3.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	3,126,383	$ 3,126,383
Total Short-Term Investments (identified cost $3,126,383)		$ 3,126,383

Total Investments — 100.9% (identified cost $71,881,690)	$91,489,813
Other Assets, Less Liabilities — (0.9)%	$ (832,201)
Net Assets — 100.0%	$90,657,612

Calvert
Emerging Markets Advancement Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $2,102,418 or 2.3% of the Fund's net assets.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $2,361,518 or 2.5% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	37.0%
Information Technology	25.4
Consumer Discretionary	8.1
Communication Services	7.9
Industrials	5.0
Utilities	4.0
Real Estate	3.5
Materials	2.9
Consumer Staples	2.8
Health Care	0.9
Total	97.5%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	22,192,860	EUR	20,393,000	Standard Chartered Bank	7/5/24	$349,961	$ —
USD	1,795,627	EUR	1,650,000	Standard Chartered Bank	7/5/24	28,315	—
INR	561,000,000	USD	6,694,910	Goldman Sachs International	9/18/24	17,222	—
USD	8,786,108	CNH	63,300,000	UBS AG	9/19/24	65,528	—
						$461,026	$ —

Abbreviations:
GDR	– Global Depositary Receipt
OTC	– Over-the-counter

Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
USD	– United States Dollar
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Equity Price Risk: During the fiscal year to date ended June 30, 2024, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Calvert
Emerging Markets Advancement Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,126,383, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,086	$28,945,078	$(25,823,781)	$ —	$ —	$3,126,383	$38,934	3,126,383

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Cyprus	$ —	$2,537,166	$ —	$2,537,166
Georgia	—	3,261,339	—	3,261,339
Greece	—	15,387,850	—	15,387,850
India	102,839	11,622,941	—	11,725,780
Poland	—	10,681,083	—	10,681,083
Slovenia	—	2,128,571	—	2,128,571
South Korea	—	10,233,631	—	10,233,631
Taiwan	—	18,479,505	—	18,479,505
Turkey	—	4,309,015	—	4,309,015
United Arab Emirates	—	6,884,122	—	6,884,122
United Kingdom	—	103,775	—	103,775
Vietnam	—	2,631,593	—	2,631,593
Total Common Stocks	$102,839	$88,260,591(1)	$ —	$88,363,430
Short-Term Investments	$3,126,383	$ —	$ —	$3,126,383
Total Investments	$3,229,222	$88,260,591	$ —	$91,489,813
Forward Foreign Currency Exchange Contracts	$ —	$461,026	$ —	$461,026
Total	$3,229,222	$88,721,617	$ —	$91,950,839

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Calvert
Emerging Markets Advancement Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.